SHARE CAPITAL - Stock options (Details)		12 Months Ended
	Jun. 04, 2018	Dec. 31, 2021 Options $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2019 Options $ / shares	Dec. 31, 2018 Options $ / shares
Stock options
Options available for grant, as a percent to outstanding shares	15.00%
Number of options outstanding (beginning balance)		3,077,148	1,051,665
Number of options outstanding (ending balance)		7,103,151	3,077,148	1,051,665
Number of options exercisable		1,878,532	1,081,760	398,596
Stock options
Stock options
Maximum life of options		10 years
Number of options outstanding (beginning balance)		3,077,148	1,051,665	369,726
Number of options granted		5,993,050	2,495,100	697,150
Number of options exercised			(50)
Number of options forfeited		(1,966,983)	(468,238)	(13,344)
Number of options expired		(64)	(1,329)	(1,867)
Number of options outstanding (ending balance)		7,103,151	3,077,148	1,051,665	369,726
Number of options exercisable		1,878,532	1,081,760	398,596	146,263
Weighted average exercise price of share options outstanding at beginning of the year | $ / shares		$ 4.10	$ 20.63	$ 76.78
Weighted average exercise price of share options granted | $ / shares		1.09	2.48	4.27
Weighted average exercise price of share options exercised | $ / shares			4.10
Weighted average exercise price of share options forfeited | $ / shares		3.44	23.10	58.64
Weighted average exercise price of share options expired | $ / shares		3,675.03	3,498.28	4,997.06
Weighted average exercise price of share options outstanding at end of year | $ / shares		1.71	4.10	20.63	$ 76.78
Weighted average exercise price of share options exercisable | $ / shares		$ 2.99	$ 6.01	$ 35.69	$ 127.04
Average remaining contractual life of outstanding share options (in years)		7 years 3 months	7 years 2 months 8 days	7 years 1 month 2 days	7 years 10 months 17 days
Average remaining contractual life of exercisable share options (in years)		6 years 10 months 24 days	6 years 11 months 4 days	6 years 11 months 19 days	7 years 7 months 13 days